Fair Value Measurement (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in fair value for assets using Level 3 inputs
Fair value asset transfers from Level 1 to Level 2	$ 0	$ 0
Fair value asset transfers from Level 2 to Level 1	0	0
Fair value asset transfers into/out of Level 3	0	0
Assets measured at fair value on nonrecurring basis	0	0	0
Liabilities measured at fair value on nonrecurring basis	0	0	0
Fair value of non-current portion of customer deposits	751,909	614,507
Preferred shares
Changes in fair value for assets using Level 3 inputs
Purchased	25,719,808
Changes in Gains Included in Other Comprehensive Income	13,765,098
Balance as of December 31	39,484,906
Unrealized Gains	$ 13,765,098